Trade and other receivables - Credit Loss Allowance (Details) - GBP (£) £ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss allowance, beginning balance	£ (2,727)
Expected credit loss allowance, ending balance	(4,258)	£ (2,727)	£ (4,258)
Trade receivables | Impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Expected credit loss allowance, beginning balance	29	41	41
Exchange adjustments	(1)	(2)
Charge for the year	38	2
Subsequent recoveries of amounts provided for	(25)	(7)
Utilised	(5)	(5)
Expected credit loss allowance, ending balance	£ 36	£ 29	£ 36